Segmental Analyses - Disclosure of Geographical Information of External Revenue (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
External revenue	[1]	£ 25,776	£ 25,877	£ 24,492
Intangible assets		115,343	118,787	124,013
Property, plant and equipment		5,060	5,518	5,776
Investments in associates and joint ventures		1,796	1,860
United Kingdom
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
External revenue		188	178	184
Intangible assets		487	492
Property, plant and equipment		344	333
Investments in associates and joint ventures		8	8
All foreign countries
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
External revenue		25,588	25,699	£ 24,308
Intangible assets		114,856	118,295
Property, plant and equipment		4,716	5,185
Investments in associates and joint ventures		£ 1,788	£ 1,852

[1]	Revenue is net of duty, excise and other taxes of £39,172 million, £39,826 million and £38,553 million for the years ended 31 December 2020, 2019 and 2018, respectively.